NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Valuation of Financial Instruments (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 17, 2004
Assets
Cash	$ 133,873	$ 42,008	$ 129,888	$ 0
Certificates of Deposit	172,880	172,499
Liabilities
Advance Gold Sales	195,711	0
Convertible notes	836,858	608,193
Note payable, Ruby	627,101	1,774,822
Notes payable, equipment	41,687	0
Fair Value, Inputs, Level 1 [Member]
Assets
Cash	133,873	42,008
Certificates of Deposit	172,880	172,499
Total assets	306,753	214,507
Liabilities
Advance Gold Sales	0
Convertible notes	0	0
Note payable, Ruby	0	0
Notes payable, equipment	0
Total liabilities	0	0
Total assets (liabilities)	306,753	214,507
Fair Value, Inputs, Level 2 [Member]
Assets
Cash	0	0
Certificates of Deposit	0	0
Total assets	0	0
Liabilities
Advance Gold Sales	195,711
Convertible notes	836,858	608,193
Note payable, Ruby	1,832,638	1,774,822
Notes payable, equipment	41,687
Total liabilities	2,906,894	2,383,015
Total assets (liabilities)	(2,906,894)	(2,383,015)
Fair Value, Inputs, Level 3 [Member]
Assets
Cash	0	0
Certificates of Deposit	0	0
Total assets	0	0
Liabilities
Advance Gold Sales	0
Convertible notes	0	0
Note payable, Ruby	0	0
Notes payable, equipment	0
Total liabilities	0	0
Total assets (liabilities)	$ 0	$ 0